Accounting policies - Exposure to foreign currency risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	€ (123.6)	€ (161.3)	€ (162.3)
1 % appreciation of euro, Effect on consolidated profit	(4.1)	(3.5)	(4.1)
1 % depreciation of euro, Effect on consolidated equity	126.1	164.6	165.6
1 % depreciation of euro, Effect on consolidated profit	4.2	3.5	4.2
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(20.4)	(21.8)	(22.9)
1 % appreciation of euro, Effect on consolidated profit	(4.4)	(2.3)	(5.1)
1 % depreciation of euro, Effect on consolidated equity	20.8	22.2	23.4
1 % depreciation of euro, Effect on consolidated profit	4.5	2.4	5.2
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(107.9)	(189.2)	(171.2)
1 % appreciation of euro, Effect on consolidated profit	(1.2)	(3.9)	(4.5)
1 % depreciation of euro, Effect on consolidated equity	110.1	193.0	174.7
1 % depreciation of euro, Effect on consolidated profit	1.2	4.0	4.6
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(21.7)	(22.6)	(18.3)
1 % appreciation of euro, Effect on consolidated profit	(2.0)	(3.3)	(1.7)
1 % depreciation of euro, Effect on consolidated equity	22.1	23.1	18.6
1 % depreciation of euro, Effect on consolidated profit	2.0	3.4	1.8
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(75.0)	(71.6)	(85.6)
1 % appreciation of euro, Effect on consolidated profit	(12.6)	(10.4)	(5.6)
1 % depreciation of euro, Effect on consolidated equity	76.5	73.1	87.4
1 % depreciation of euro, Effect on consolidated profit	12.8	10.6	5.7
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(26.7)	(38.3)	(36.2)
1 % appreciation of euro, Effect on consolidated profit	(2.2)	(1.2)	(4.2)
1 % depreciation of euro, Effect on consolidated equity	27.2	39.0	36.9
1 % depreciation of euro, Effect on consolidated profit	2.2	1.2	4.2
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(7.9)	(6.9)	(7.8)
1 % appreciation of euro, Effect on consolidated profit	(1.8)	(1.2)	(0.6)
1 % depreciation of euro, Effect on consolidated equity	8.0	7.0	8.0
1 % depreciation of euro, Effect on consolidated profit	€ 1.8	€ 1.3	€ 0.6